Subsequent Events (Details Narrative)																			1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	May 30, 2025 USD ($) Integer	May 27, 2025 USD ($) shares	May 06, 2025 USD ($) shares	Apr. 29, 2025 USD ($) Integer	Apr. 28, 2025 USD ($)	Apr. 25, 2025 USD ($) $ / shares shares	Apr. 22, 2025 USD ($) $ / shares shares	Mar. 03, 2025 USD ($) Integer	Feb. 26, 2025 USD ($) $ / shares shares	Feb. 04, 2025 shares	Feb. 01, 2025 USD ($) $ / shares shares	Jan. 25, 2025 USD ($)	Nov. 09, 2024 USD ($) shares	Aug. 05, 2024 USD ($) shares	Feb. 21, 2024 shares	Jan. 25, 2024 USD ($)	Jul. 17, 2023 USD ($) $ / shares shares	May 26, 2023 shares	Jun. 12, 2025 USD ($) $ / shares shares	Apr. 30, 2025 USD ($) shares	Apr. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 31, 2024 USD ($) $ / shares shares
Shares issued for cash, net, shares | shares															70,002		476,338
Issuance of shares | shares																				250,000
Share issued price per share | $ / shares																	$ 0.0637						$ 0.11
Warrants expiration period																	3 years			1 year 7 months 13 days			3 years
Proceeds from the issuance of common stock for cash, net																	$ 20,000			$ 91,840			$ 90,919
Sale of stock number of shares | shares																							1
Advances from chairman																					$ 285,000		$ 467,000	285,000
Debt instrument, maturity date																							Jan. 31, 2024
Cash proceeds																				91,840			$ 70,919
Interest on convertible notes payable																								$ 9,547
Minimum [Member]
Share issued price per share | $ / shares																								$ 0.144
Conversion price | $ / shares																								0.0297
Maximum [Member]
Share issued price per share | $ / shares																								0.262
Conversion price | $ / shares																								$ 0.0888
Convertible Notes Payable [Member]
Shares issued for conversion of notes, shares | shares																								5,666,917
March 2025 Note [Member]
Debt instrument, face value								$ 61,600
Interest rate, percentage								8.00%
Original issue discount								$ 11,600												9,256
Debt instrument, maturity date								Dec. 15, 2025
Common stock conversion, percentage								75.00%
Debt instrument, convertible, threshold trading days | Integer								10
April 2025 Note [Member]
Debt instrument, face value				$ 89,650
Interest rate, percentage				8.00%
Original issue discount				$ 14,650																$ 14,600
Debt instrument, maturity date				Feb. 15, 2026
Common stock conversion, percentage				75.00%
Debt instrument, convertible, threshold trading days | Integer				10
Common Stock [Member]
Shares issued for cash, net, shares | shares																				1,369,961			1,122,672
Proceeds from the issuance of common stock for cash, net																				$ 500,000		$ 500,000
Sale of stock number of shares | shares																	1
Shares issued for conversion of notes, shares | shares						230,280	206,624													436,904			867,389	5,666,917
Conversion of principal and interest						$ 12,320	$ 12,320																	$ 223,733
Conversion price | $ / shares						$ 0.0535	$ 0.059625
Cash proceeds																				$ 14			$ 11
Common Class A [Member] | Common Stock [Member]
Cash proceeds
Director [Member]
Issuance of shares | shares									3,080,670
Proceeds from notes payable									$ 250,000
Accrued interest									$ 27,260
Share issued price per share | $ / shares									$ 0.09
Warrants expiration period									3 years
Sale of stock number of shares | shares									1
Debt instrument, face value												$ 250,000				$ 250,000
Interest rate, percentage												10.00%				10.00%
Debt instrument, maturity date												Jan. 25, 2025				Jan. 25, 2025
Investor [Member]
Warrants expiration period																								3 years
Subsequent Event [Member]
Issuance of shares | shares										250,000
Issuance of shares | shares									3,080,670
Warrants expiration period									3 years		3 years
Common stock price percentage								75.00%
Subsequent Event [Member] | Convertible Notes Payable [Member]
Shares issued for conversion of notes, shares | shares						230,280	206,624												2,410,068
Conversion of principal and interest						$ 12,320	$ 12,320												$ 131,880
Conversion price | $ / shares						$ 0.0535	$ 0.059625
Subsequent Event [Member] | Convertible Notes Payable [Member] | Minimum [Member]
Conversion price | $ / shares																			$ 0.04699
Subsequent Event [Member] | Convertible Notes Payable [Member] | Maximum [Member]
Conversion price | $ / shares																			$ 0.06494
Subsequent Event [Member] | March 2025 Note [Member]
Debt instrument, face value								$ 61,600
Interest rate, percentage								8.00%
Original issue discount								$ 11,600
Subsequent Event [Member] | April 2025 Note [Member]
Debt instrument, face value				$ 89,650
Interest rate, percentage				8.00%
Original issue discount				$ 14,650
Debt instrument, maturity date				Feb. 15, 2026
Common stock conversion, percentage				75.00%
Debt instrument, convertible, threshold trading days | Integer				10
Subsequent Event [Member] | May Twenty Twenty Five Note [Member]
Debt instrument, face value	$ 73,700
Interest rate, percentage	8.00%
Original issue discount	$ 6,700
Debt instrument, maturity date	Mar. 15, 2026
Common stock conversion, percentage	75.00%
Debt instrument, convertible, threshold trading days | Integer	10
Subsequent Event [Member] | Director [Member]
Proceeds from notes payable									$ 250,000
Accrued interest									$ 27,260
Share issued price per share | $ / shares									$ 0.09
Investor [Member] | Common Stock [Member]
Shares issued for cash, net, shares | shares																		978,300
Officer [Member] | Subsequent Event [Member]
Shares issued for cash, net, shares | shares											546,021
Board of Directors Chairman [Member]
Shares issued for cash, net, shares | shares																								23,521,147
Proceeds from the issuance of common stock for cash, net																								$ 970,000
Board of Directors Chairman [Member] | Common Class A [Member]
Shares issued for cash, net, shares | shares													250,000
Proceeds from the issuance of common stock for cash, net													$ 8,162
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Stock [Member]
Share issued price per share | $ / shares											$ 0.09
Sale of stock number of shares | shares											1
Board of Directors Chairman [Member] | Subsequent Event [Member] | Common Class A [Member]
Proceeds from the issuance of common stock for cash, net											$ 49,142
Board of Directors Chairman [Member] | Private Placement Subscription Agreement [Member] | Subsequent Event [Member]
Shares issued for cash, net, shares | shares		3,190,718
Conversion of principal and interest		$ 210,000
Interest on convertible notes payable		$ 26,868
Pete O Heeron [Member] | Subsequent Event [Member]
Advances from chairman					$ 75,000
Chief Executive Officer [Member] | Private Placement Subscription Agreement [Member] | Subsequent Event [Member]
Shares issued for cash, net, shares | shares			154,853
Cash proceeds			$ 17,901
Restricted Stock [Member] | Subsequent Event [Member] | Investor [Member]
Shares issued for cash, net, shares | shares											2,105,374								3,274,064
Proceeds from the issuance of common stock for cash, net											$ 145,001								$ 206,756
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member]
Shares issued for cash, net, shares | shares										1,000,000				225,000				978,300
Cash proceeds														$ 45,000
Restricted Stock [Member] | Investor [Member] | Stock Compensation And Subscription Agreement [Member] | Subsequent Event [Member]
Shares issued for cash, net, shares | shares										1,000,000